Investment Strategy	Feb. 28, 2026
IDX DYNAMIC FIXED INCOME ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange traded fund (“ETF”) that is a “fund of funds,” meaning that it normally invests at least 80% of its net assets, including any borrowings for investment purposes, in other ETFs (“Underlying Funds”) that invest in various sectors of the debt markets, including corporate bonds, U.S. government and agency securities, private debt, foreign bonds (including emerging markets), foreign sovereign bonds, convertible securities, Treasury Inflation Protected Securities (TIPS), bank loans, asset-backed securities, mortgage-backed securities, and cash equivalent instruments. The Fund has broad flexibility to allocate its assets across the different types of securities and sectors of the fixed income markets. The Fund’s allocation to these asset classes may vary at the Adviser’s discretion.

The Fund’s strategy is designed to provide investors with exposure to multiple sectors of the fixed income market over full market cycles by investing dynamically. The Adviser uses a quantitative approach to evaluate ETFs and identify an eligible universe of approximately 10-20 fixed income ETFs by evaluating liquidity, exposure and bid/ask spreads seeking to find enhanced risk-adjusted returns and potential outperformance compared to passive fixed income investments. The universe of ETFs is intended to provide efficient exposure across U.S. Treasuries as well as the high yield spectrum (including Bank Loan ETFs). The eligible universe also includes 1x inverse U.S. Treasury ETFs. The Adviser does not expect this universe to change significantly over time. The Fund’s Adviser further evaluates the ETFs and selects three to five ETFs from the universe of 10-20 ETFs for inclusion in the Fund’s portfolio on the basis of momentum. The Adviser then further weighs the selected underlying ETFs according to their volatility to seek a balanced risk profile for the Fund. The Adviser generally performs this investment selection process on a weekly basis (but may be more or less frequent depending on market conditions). Momentum refers to a measure of an asset’s price action over a certain period (also known as “trend”). The advisor uses various measures of momentum to determine which assets are to be held over any given period.

These dynamic allocations across fixed income sectors are made with the goal of gaining exposure to particular segments of the fixed income markets that the Adviser believes are showing favorable performance while either capitalizing on positive opportunities or avoiding market declines.
The Fund may also invest in various types of derivatives, including exchange listed and over the counter (“OTC”) futures, options, total return swaps, and forwards. The Fund may also invest in repurchase agreements. The Fund will seek to use ETFs primarily however there may be periods, particularly when allocated to parts of the U.S. Treasury market, in which direct exposure to underlying futures contracts is more cost efficient. The Fund or the Underlying Funds may use derivatives as a substitute for making direct investments in underlying instruments, to reduce certain exposures or to “hedge” against market volatility and other risks.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange traded fund (“ETF”) that is a “fund of funds,” meaning that it normally invests at least 80% of its net assets, including any borrowings for investment purposes, in other ETFs (“Underlying Funds”) that invest in various sectors of the debt markets, including corporate bonds, U.S. government and agency securities, private debt, foreign bonds (including emerging markets), foreign sovereign bonds, convertible securities, Treasury Inflation Protected Securities (TIPS), bank loans, asset-backed securities, mortgage-backed securities, and cash equivalent instruments.
IDX Alternative FIAT ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to provide exposure to a blend of digital assets and precious metals, primarily focusing on Bitcoin and gold. The Fund employs a dynamic asset allocation strategy that targets balanced exposure to its core assets of Bitcoin and gold, with dynamic tilts in allocation up or down to either asset based on proprietary risk metrics, including volatility, momentum, and other quantitative factors. This strategy is designed to balance risk-adjusted exposure between the two asset classes rather than rotate in and out of them.

To implement this strategy, the Fund primarily invests in derivatives linked to Bitcoin and gold, including futures and other instruments that provide direct or synthetic exposure (e.g., swaps and options) to Bitcoin and gold. This will include derivatives on Alternative FIAT (primarily Bitcoin and gold) and derivatives on Alternative FIAT ETPs (as defined below) and investments in Alternative FIAT ETPs. In addition to its core exposures of bitcoin and gold, the Fund will allocate a portion of its assets (up to 40%) to other related exposures, such as exposure to Ether (“ETH”), , silver, and other precious metal assets, (each of Bitcoin and gold and each such other asset, an “Alternative FIAT”). Exposures to Alternative FIAT other than Bitcoin and gold is governed by the Adviser’s view of market conditions, including, but not limited to, realized and implied volatility and relative and absolute momentum. The Fund will use direct investments in Alternative FIAT ETPs (rather than derivatives) when deemed to be more efficient (e.g., less expensive than derivatives) by the Adviser. Such Alternative FIAT assets are not money or legal tender issued by a government or central bank (e.g., the U.S. Dollar). The Fund will not invest directly in any Alternative FIAT. Under normal circumstances, the Fund will generally seek 1.25x exposure to its portfolio assets and the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in financial instruments that provide exposure to Alternative FIAT. These investments will include futures, options, swaps, and other derivatives on Alternative FIAT and exchange-traded products (“ETPs”) that hold bitcoin, gold, and other Alternative FIAT (such ETPs, “Alternative FIAT ETPs”).

The Fund uses a rules-based, quantitative allocation framework to determine the weekly balance of exposure to Bitcoin and gold. While the starting target allocation is evenly split (50%/50%) between Bitcoin and gold, actual percentage weights are adjusted based on a combination of the assets’ recent momentum, volatility, and proprietary risk signals. Assets with lower relative volatility and stronger momentum may receive higher allocations, consistent with the Fund’s goal of delivering more stable (i.e., low volatility) exposure across market cycles. There is no maximum or minimum limit for the Fund’s exposure to either Bitcoin or gold and the Fund may allocate up to 100% of its assets in either Bitcoin or gold.

The Adviser generally reviews and adjusts the portfolio on a weekly basis in response to evolving market conditions and quantitative inputs. While tactical deviations may occur, the strategy emphasizes maintaining a balanced exposure across Bitcoin and gold.

The Fund will not invest directly in Alternative FIAT (either directly or through the IDX Subsidiary (as defined below). The Fund’s portfolio composition will fluctuate, and the Fund may allocate 25% to 50% of its total assets to an Alternative FIAT ETP. The Fund reserves the right to change the Fund’s allocation among the Alternative FIAT ETPs, and to invest in other ETPs not currently among the underlying Alternative FIAT ETPs, from time to time without notice to investors.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer.

The Fund’s Portfolio Composition

The Fund seeks to gain exposure to Alternative FIAT, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, the IDX Alternative FIAT (Cayman) Portfolio S.P. (the “IDX Subsidiary”). The IDX Subsidiary is wholly-owned and controlled by the Fund. The Fund will invest in Alternative FIAT ETPs that produce qualifying income (as discussed below) and will also likely have significant cash investments.

The Fund’s investment in the IDX Subsidiary may not exceed 25% of the Fund’s total assets (the “Subsidiary Limit”) as of each quarter-end in accordance with the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s investment in the IDX Subsidiary is intended to provide the Fund with exposure to Alternative FIAT returns while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the IDX Subsidiary. The IDX Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions, except that unlike the Fund, it may invest without limit in financial instruments that provide exposure to Alternative FIAT. The IDX Subsidiary will also invest in Alternative FIAT ETPs to the extent an Alternative FIAT ETP generates non-qualifying income. The Fund will aggregate its investments with the IDX Subsidiary for purposes of determining compliance with (i) Section 8 of the Investment Company Act of 1940 (the “1940 Act”), which governs fundamental investment limitations (which are described more specifically in the Fund’s statement of additional information); and (ii) Section 18 of the 1940 Act, which governs capital structure and includes limitations associated with the Fund’s ability to leverage its investments. Additionally, the IDX Subsidiary’s investment advisory contracts will be governed in accordance with Section 15 of the 1940 Act, and the IDX Subsidiary will adhere to applicable provisions of Section 17 of the 1940 Act governing affiliate transactions. The principal investment strategies and principal risks of the IDX Subsidiary constitute principal investment strategies and principal risks of the Fund, and the disclosures of those strategies and risks in this prospectus are designed to reflect the aggregate operations of the Fund and the IDX Subsidiary.

The Fund (and the IDX Subsidiary, as applicable) expects to invest its remaining assets in any one or more of the following cash investments: U.S. Treasuries, other U.S. government obligations, money market funds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), and treasury inflation-protected securities. Such investments will provide liquidity and will be used as margin or collateralize the Fund’s and/or the IDX Subsidiary’s investments in futures, swaps, and options on Alternative FIAT.

The SEC maintains an Internet website on its EDGAR Database that includes the registration statement, shareholder reports, other regulatory filings and other information regarding each Alternative FIAT ETP. Information provided to or filed with the SEC by any of the Alternative FIAT ETPs pursuant to the Securities Exchange Act of 1934 (the “Exchange Act”) can be located by reference to the SEC through the SEC’s website at www.sec.gov.

In addition, information regarding Alternative FIAT assets may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Information about the Alternative FIAT ETPs

While the Adviser generally expects the majority of the Fund’s exposure to be in Bitcoin and gold futures, the fund will also invest in ETPs. The purpose of each of the Alternative FIAT ETPs is to own the underlying asset (e.g., metal or cryptocurrency) purchased by the particular Alternative FIAT ETP in exchange for shares issued by the Alternative FIAT ETP. The assets of each Alternative FIAT ETP that invests in or has exposure to cryptocurrencies consist primarily of Bitcoin, Ether, or the specific cryptocurrency in which it is designed to hold (“Crypto ETPs”), and is held by a custodian on behalf of the Alternative FIAT ETP. The assets of each Alternative FIAT ETP that invests in or has exposure to precious metals consist primarily of gold and silver, or other specific metal in which it is designed to hold (“Metal ETPs”), and is held by a custodian on behalf of the Alternative FIAT ETP. Generally, an Alternative FIAT ETP issues and redeems its shares only in blocks of shares (or “Baskets”) to registered broker-dealers that enter into a contract with the sponsor and the trustee of the particular Alternative FIAT ETP (“Authorized Participants”). Authorized Participants will purchase shares by depositing cash in the Alternative FIAT ETP’s account with its custodian. None of the Alternative FIAT ETPs in which the Fund may invest are affiliated with the Fund or its Adviser.

Redemptions of Baskets may be suspended (i) during any period in which regular trading on the exchange on which shares of the particular Alternative FIAT ETP are traded is suspended or restricted, or the exchange is closed (other than scheduled holiday or weekend closings), or (ii) during a period when the sponsor determines that delivery, disposal or evaluation of an Alternative FIAT ETP is not reasonably practicable. If any of these events occurs at a time when an Authorized Participant intends to redeem shares, and the price of the underlying asset decreases before such Authorized Participant is able again to surrender for redemption Baskets, such Authorized Participant will sustain a loss with respect to the amount that it would have been able to obtain upon the redemption of its shares, had the redemption taken place when such Authorized Participant originally intended it to occur.  Individual shares will not be redeemed by the particular Alternative FIAT ETP, however, each Alternative FIAT ETP’s shares will be listed and traded on an exchange, as follows:

Alternative FIAT ETP	Exchange	Ticker Symbol	SEC CIK Number	SEC Filing Number
Grayscale Bitcoin Trust	NYSE Arca, Inc.	GBTC	1588489	001-41906
Bitwise Bitcoin ETF	NYSE Arca, Inc.	BITB	1763415	001-41907
Hashdex Bitcoin ETF	NYSE Arca, Inc.	DEFI	1985840	001-42511
iShares Bitcoin Trust	The Nasdaq Stock Market, LLC	IBIT	1980994	001-41914
Valkyrie Bitcoin Fund	The Nasdaq Stock Market, LLC	BRRR	1841175	001-41909
Ark 21shares Bitcoin ETF	Cboe BZX Exchange, Inc.	ARKB	1869699	001-41910
Invesco Galaxy Bitcoin ETF	Cboe BZX Exchange, Inc.	BTCO	1855781	001-41913
VanEck Bitcoin Trust	Cboe BZX Exchange, Inc.	HODL	1838028	001-41908
WisdomTree Bitcoin Fund	Cboe BZX Exchange, Inc.	BTCW	1850391	001-03480
Fidelity Wise Origin Bitcoin Fund	Cboe BZX Exchange, Inc.	FBTC	1852317	001-41904
Franklin Bitcoin ETF	Cboe BZX Exchange, Inc.	EZBC	1992870	001-41915
Grayscale Ethereum Trust	NYSE Arca	ETHE	0002020455	000-56193
Bitwise Ethereum ETF	NYSE Arca	ETHW	2013744	001-42159
Hashdex Nasdaq Ethereum ETF	Bermuda Stock Exchange	NQETH	2031069	001-42511
iShares Ethereum Trust	The Nasdaq Stock Market LLC	ETHA	2000638	001-42166
21shares Core Ethereum ETF	Cboe BZX Exchange, Inc.	CETH	1992508	001-42151
Invesco Galaxy Ethereum ETF	Cboe BZX Exchange, Inc.	QETH	1995569	001-42165
Vaneck Ethereum ETF	Cboe BZX Exchange, Inc.	ETHV	1860788	001-42141
Fidelity Ethereum Fund	Cboe BZX Exchange, Inc.	FETH	2000046	001-42163
Franklin Ethereum ETF	Cboe BZX Exchange, Inc.	EZET	2011535	001-042169
SPDR Gold Trust	NYSE Arca	GLD	1222333	001-32356
SPDR Gold MiniShares Trust	NYSE Arca	GLDM	1618181	001-37996
iShares Silver Trust	NYSE Arca	SLV	1330568	001-32863

Authorized Participants may offer shares of the Alternative FIAT ETP to the public at prices that depend on various factors, including the supply and demand for shares, the value of the Alternative FIAT ETP’s assets, and market conditions at the time of a transaction. Shareholders who buy or sell shares of a Alternative FIAT ETP during the day from their broker-dealer on the secondary market may do so at a premium or discount relative to the net asset value of the Alternative FIAT ETP’s shares. The value of shares of an Alternative FIAT ETP may not directly correspond to the price of its corresponding asset (i.e., cryptocurrency or metal), and is highly volatile. The price of an Alternative FIAT ETP may go down even if the price of the underlying asset remains unchanged. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Each Alternative FIAT ETP is a passive investment vehicle that does not seek to generate returns beyond tracking the price of its corresponding asset or the index that it tracks. This means the sponsor does not speculatively sell its asset or assets at times when the asset or index component price is high or speculatively acquire the asset or index components at low prices in the expectation of future price increases. The Alternative FIAT ETPs will not utilize hedging, leverage, derivatives or any similar arrangements in seeking to meet its investment objective. The Alternative FIAT ETPs are not registered investment companies under the 1940 Act and are not required to register under the 1940 Act.

Each Alternative FIAT ETP’s custodian will keep custody of all of the Alternative FIAT ETP’s assets, other than that which is maintained in a trading account, in accounts that are required to be segregated from the assets held by the Custodian as principal and the assets of its other customers (the “Vault Balance”). Each Crypto ETP’s custodian will keep all of the private keys associated with such Crypto ETP’s digital asset held by the custodian in the Vault Balance in “cold storage”, which refers to a safeguarding method by which the private keys corresponding to the particular Crypto ETP’s digital asset are generated and stored in an offline manner using computers or devices that are not connected to the internet, which is intended to make them more resistant to hacking.

The Alternative FIAT ETP’s net asset value means the total assets of the Alternative FIAT ETP including, but not limited to, all underlying asset and cash, less total liabilities of the Alternative FIAT ETP. The sponsor of each Alternative FIAT ETP has the exclusive authority to determine that Alternative FIAT ETP’s net asset value. Each Alternative FIAT ETP determines its net asset value on each day that the exchange on which it trades is open for regular trading, as promptly as practical after 4:00 p.m. EST. In determining its net asset value for Crypto ETPs, each Crypto ETP values the cryptocurrency asset it holds based on the price set by an index as of 4:00 p.m. Eastern time. Each Crypto ETP also determines the net asset value per share. In determining a Crypto ETP’s net asset value, the trustee or an administrator values the digital asset held by the Crypto ETP based on an Index price. The U.S. dollar value of a Basket of shares at 4:00 p.m., Eastern time, on the trade date of a creation or redemption order is equal to the basket amount, which is the quantity of a particular cryptocurrency required to create or redeem a Basket of shares, multiplied by the Index Price, which is the U.S. dollar value of a the cryptocurrency derived from the Crypto ETP’s digital asset trading platforms that are reflected in the particular Crypto ETP’s Index at 4:00 p.m., Eastern time, on each business day. The methodology used to calculate an Index price to value a cryptocurrency in determining the net asset value of a Crypto ETP may not be deemed consistent with U.S. generally accepted accounting principles.
Many of the Crypto ETPs have a limited operating history. Each Alternative FIAT ETP is subject to the information requirements of the Exchange Act and it files periodic reports with the SEC. Each of the Crypto ETPs are subject to reduced public company reporting requirements under the Jumpstart Our Business Startups Act (the “JOBS Act”). These Alternative FIAT ETPs are an “emerging growth company,” as defined in the JOBS Act. For as long as the particular Alternative FIAT ETP is an emerging growth company, such Alternative FIAT ETP may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not “emerging growth companies,” including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404(b) of the Sarbanes–Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in the Bitcoin Trust’s periodic reports and audited financial statements in this prospectus, exemptions from the requirements of holding advisory “say-on-pay” votes on executive compensation and shareholder advisory votes on “golden parachute” compensation and exemption from any rules requiring mandatory audit firm rotation and auditor discussion and analysis and, unless otherwise determined by the SEC, any new audit rules adopted by the Public Company Accounting Oversight Board.
The Fund has derived all disclosures contained in this document regarding the Alternative FIAT ETPs from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding any Alternative FIAT ETP is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the Alternative FIAT ETPs have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning a Alternative FIAT ETP could affect the value of the Fund’s investments with respect to the Alternative FIAT ETPs and therefore the value of the Fund.